Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 6,839	$ 7,709	$ 8,348	$ 22,663	$ 24,290